Reportable Segment Information - Reportable Segment Financial Information (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales		$ 4,064,221	$ 4,731,470	$ 4,773,796	$ 3,965,006	$ 3,979,564	$ 4,507,020	$ 3,735,817	$ 2,761,387	$ 17,534,493	$ 14,983,788	$ 11,855,602
Segment profit										2,611,000	2,235,000	2,164,000
Interest expense										(366,734)	(263,471)	(154,088)
Administrative expenses and other										(884,000)	(503,000)	(415,000)
Income from continuing operations before income taxes	[1]									1,359,650	1,469,310	1,595,233
Identifiable assets	[2]	19,134,279				19,899,517				19,134,279	19,899,517	6,752,521
Capital expenditures										250,957	222,767	239,026
Depreciation										278,169	284,997	172,074
Amortization										318,000	207,000	25,000
Intersegment transfers
Segment Reporting Information [Line Items]
Net sales
The Americas Group
Segment Reporting Information [Line Items]
Net sales										9,625,000	9,117,000	8,377,000
The Americas Group | Intersegment transfers
Segment Reporting Information [Line Items]
Net sales										1,000	6,000	39,000
The Americas Group | Operating Segments
Segment Reporting Information [Line Items]
Net sales										9,626,000	9,123,000	8,416,000
Segment profit										1,898,000	1,769,000	1,606,000
Income from continuing operations before income taxes										$ 1,898,000	$ 1,769,000	$ 1,606,000
Reportable segment margins										19.70%	19.40%	19.10%
Identifiable assets		4,071,000				4,359,000				$ 4,071,000	$ 4,359,000	$ 2,148,000
Capital expenditures										70,000	69,000	100,000
Depreciation										72,000	75,000	76,000
Amortization										5,000	4,000	4,000
Consumer Brands Group
Segment Reporting Information [Line Items]
Net sales										2,739,000	2,155,000	1,528,000
Consumer Brands Group | Intersegment transfers
Segment Reporting Information [Line Items]
Net sales										3,460,000	3,162,000	2,775,000
Consumer Brands Group | Operating Segments
Segment Reporting Information [Line Items]
Net sales										6,199,000	5,317,000	4,303,000
Segment profit										261,000	203,000	301,000
Income from continuing operations before income taxes										$ 261,000	$ 203,000	$ 301,000
Reportable segment margins										4.20%	3.80%	7.00%
Identifiable assets		5,385,000				5,816,000				$ 5,385,000	$ 5,816,000	$ 2,005,000
Capital expenditures										96,000	95,000	99,000
Depreciation										89,000	92,000	47,000
Amortization										97,000	61,000	5,000
Performance Coatings Group
Segment Reporting Information [Line Items]
Net sales										5,166,000	3,706,000	1,946,000
Performance Coatings Group | Intersegment transfers
Segment Reporting Information [Line Items]
Net sales										22,000	22,000	15,000
Performance Coatings Group | Operating Segments
Segment Reporting Information [Line Items]
Net sales										5,188,000	3,728,000	1,961,000
Segment profit										452,000	263,000	257,000
Income from continuing operations before income taxes										$ 452,000	$ 263,000	$ 257,000
Reportable segment margins										8.70%	7.10%	13.10%
Identifiable assets		8,535,000				8,265,000				$ 8,535,000	$ 8,265,000	$ 818,000
Capital expenditures										61,000	37,000	19,000
Depreciation										78,000	69,000	20,000
Amortization										211,000	135,000	9,000
Administrative | Administrative
Segment Reporting Information [Line Items]
Net sales										4,000	6,000	5,000
Administrative | Intersegment transfers
Segment Reporting Information [Line Items]
Net sales										(3,483,000)	(3,190,000)	(2,829,000)
Administrative | Segment Reconciling Items
Segment Reporting Information [Line Items]
Net sales										(3,479,000)	(3,184,000)	(2,824,000)
Interest expense										(367,000)	(263,000)	(154,000)
Administrative expenses and other										(884,000)	(503,000)	(415,000)
Income from continuing operations before income taxes										(1,251,000)	(766,000)	(569,000)
Identifiable assets		$ 1,143,000				$ 1,460,000				1,143,000	1,460,000	1,782,000
Capital expenditures										24,000	22,000	21,000
Depreciation										39,000	49,000	29,000
Amortization										$ 5,000	$ 7,000	$ 7,000

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	December 31, 2017 has been adjusted for an inventory accounting change.